Fair value measurement - Details of Certain Items Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 638	$ 793
Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	58	66
Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	98	115
Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	180	234
Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 302	$ 378
Non-agency RMBS | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	9.00%	8.00%
Non-agency RMBS | AAA/ AA- | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	23.00%	19.00%
Non-agency RMBS | AAA/ AA- | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	4.00%
Non-agency RMBS | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	4.00%
Non-agency RMBS | A/ A- | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	9.00%
Non-agency RMBS | A/ A- | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	4.00%
Non-agency RMBS | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	14.00%	16.00%
Non-agency RMBS | BBB/ BBB- | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings		0.00%
Non-agency RMBS | BBB/ BBB- | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	9.00%	13.00%
Non-agency RMBS | BBB/ BBB- | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	24.00%	26.00%
Non-agency RMBS | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	74.00%	72.00%
Non-agency RMBS | BB and lower | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency RMBS | BB and lower | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency RMBS | BB and lower | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	63.00%	59.00%
Non-agency RMBS | BB and lower | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	68.00%	66.00%
Commercial MBS | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 881	$ 1,330
Commercial MBS | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	190	304
Commercial MBS | 2006 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3	384
Commercial MBS | 2009-2016 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	674	626
Commercial MBS | 2008 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 14	$ 16
Commercial MBS | AAA/ AA- | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	81.00%	76.00%
Commercial MBS | AAA/ AA- | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	71.00%	62.00%
Commercial MBS | AAA/ AA- | 2006 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	7.00%	76.00%
Commercial MBS | AAA/ AA- | 2009-2016 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	84.00%	83.00%
Commercial MBS | AAA/ AA- | 2008 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Commercial MBS | A/ A- | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	19.00%	20.00%
Commercial MBS | A/ A- | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	29.00%	22.00%
Commercial MBS | A/ A- | 2006 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	93.00%	24.00%
Commercial MBS | A/ A- | 2009-2016 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	16.00%	17.00%
Commercial MBS | A/ A- | 2008 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings		0.00%
Commercial MBS | BBB/ BBB- | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	4.00%
Commercial MBS | BBB/ BBB- | 2007 | Total Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	16.00%
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 2,141	$ 2,168
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,320	1,014
Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	280	363
Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	160	214
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 381	$ 577
Foreign covered bonds | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | AAA/ AA- | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | AAA/ AA- | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | AAA/ AA- | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | AAA/ AA- | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Total European floating rate notes - available-for-sale | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 562	$ 1,123
Total European floating rate notes - available-for-sale | Securities available-for-sale | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	379	780
Total European floating rate notes - available-for-sale | Securities available-for-sale | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	125	222
Total European floating rate notes - available-for-sale | Securities available-for-sale | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 58	$ 121
Total European floating rate notes - available-for-sale | AAA/ AA- | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	83.00%	79.00%
Total European floating rate notes - available-for-sale | AAA/ AA- | Securities available-for-sale | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	90.00%	85.00%
Total European floating rate notes - available-for-sale | AAA/ AA- | Securities available-for-sale | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Total European floating rate notes - available-for-sale | AAA/ AA- | Securities available-for-sale | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings		0.00%
Total European floating rate notes - available-for-sale | A/ A- | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	7.00%	15.00%
Total European floating rate notes - available-for-sale | A/ A- | Securities available-for-sale | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	10.00%	15.00%
Total European floating rate notes - available-for-sale | A/ A- | Securities available-for-sale | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	45.00%
Total European floating rate notes - available-for-sale | BBB/ BBB- | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	10.00%	6.00%
Total European floating rate notes - available-for-sale | BBB/ BBB- | Securities available-for-sale | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	55.00%
Total European floating rate notes - available-for-sale | BB and lower | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Total European floating rate notes - available-for-sale | BB and lower | Securities available-for-sale | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 12,489	$ 13,217
Sovereign debt/sovereign guaranteed | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3,209	2,941
Sovereign debt/sovereign guaranteed | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,998	2,008
Sovereign debt/sovereign guaranteed | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,749	1,955
Sovereign debt/sovereign guaranteed | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,347	1,683
Sovereign debt/sovereign guaranteed | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,130	1,398
Sovereign debt/sovereign guaranteed | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,061	1,055
Sovereign debt/sovereign guaranteed | Belgium
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,005	1,108
Sovereign debt/sovereign guaranteed | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	736	772
Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	254	297
Sovereign debt/sovereign guaranteed | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 73	$ 95
Sovereign debt/sovereign guaranteed | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	70.00%	68.00%
Sovereign debt/sovereign guaranteed | AAA/ AA- | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | AAA/ AA- | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | AAA/ AA- | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | AAA/ AA- | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings		0.00%
Sovereign debt/sovereign guaranteed | AAA/ AA- | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | AAA/ AA- | Belgium
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | AAA/ AA- | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	71.00%	68.00%
Sovereign debt/sovereign guaranteed | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%
Sovereign debt/sovereign guaranteed | A/ A- | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%
Sovereign debt/sovereign guaranteed | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	23.00%	32.00%
Sovereign debt/sovereign guaranteed | BBB/ BBB- | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | BBB/ BBB- | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings		0.00%
Sovereign debt/sovereign guaranteed | BBB/ BBB- | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | BBB/ BBB- | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	100.00%
Sovereign debt/sovereign guaranteed | BBB/ BBB- | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	32.00%
Sovereign debt/sovereign guaranteed | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%
Sovereign debt/sovereign guaranteed | BB and lower | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	29.00%
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 1,357	$ 1,789
Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	387	502
Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	391	530
Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	437	580
Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 142	$ 177
Non-agency RMBS | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%
Non-agency RMBS | AAA/ AA- | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%
Non-agency RMBS | A/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Non-agency RMBS | A/ A- | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	1.00%
Non-agency RMBS | A/ A- | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	2.00%
Non-agency RMBS | A/ A- | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	3.00%
Non-agency RMBS | BBB/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	1.00%
Non-agency RMBS | BBB/ BBB- | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | BBB/ BBB- | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Non-agency RMBS | BBB/ BBB- | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	17.00%	9.00%
Non-agency RMBS | BB and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	97.00%	98.00%
Non-agency RMBS | BB and lower | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency RMBS | BB and lower | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	99.00%
Non-agency RMBS | BB and lower | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	97.00%	97.00%
Non-agency RMBS | BB and lower | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	79.00%	88.00%